PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4:  PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of June 30,	As of December 31,
	2026	2025

Receivables from governmental authorities	$177	$142
Prepaid expenses and other receivables	143	43

	$320	$185